NOTE 15: CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 15 Convertible Notes Payable
Convertible notes payable, beginning	$ 192,717	$ 0	$ 0
Issue of notes payable	0	188,893	0
Unrealized foreign exchange loss	3,971	3,596	0
Interest expense	3,842	228	0
Convertible notes payable, ending	200,530	192,717	0
Less: non-current portion of notes payable	200,530	192,717		$ 0
Current portion of convertible notes payable	$ 200,530	$ 192,717	$ 0	$ 0